Non-Controlling Interest (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 01, 2023	Dec. 30, 2021	Sep. 25, 2020
Non-Controlling Interest (Details) [Line Items]
Ordinary share (in Shares)				122	0.001
Total deficit value (in Dollars)	$ 7,878,789	$ 27,293
Total non controlling interest (in Dollars)	2.07	6,101,223
Net loss attributable to non-controlling interests (in Dollars)	$ 1,725,542	$ 2,065,904	$ 2,146,687
Paths Diagnostics Pte. Limited [Member]
Non-Controlling Interest (Details) [Line Items]
Reclassified from additional paid-in capital to non-controlling interests (in Dollars)						$ 3,090
Ownership interest percentage	100.00%
Mios [Member] | Maximum [Member]
Non-Controlling Interest (Details) [Line Items]
Ownership interest percentage		97.93%
Mios [Member] | Minimum [Member]
Non-Controlling Interest (Details) [Line Items]
Ownership interest percentage		36.17%
Scipio [Member] | Maximum [Member]
Non-Controlling Interest (Details) [Line Items]
Ownership interest percentage		97.93%
Scipio [Member] | Minimum [Member]
Non-Controlling Interest (Details) [Line Items]
Ownership interest percentage		35.06%
Diagnostics Pte.Limited [Member]
Non-Controlling Interest (Details) [Line Items]
Non-controlling interest rate	25.00%	25.00%
mTOR (Hong Kong) Limited [Member]
Non-Controlling Interest (Details) [Line Items]
Ownership interest percentage	90.00%
Non-controlling interest rate	10.00%	10.00%
Aptorum Medical Limited [Member]
Non-Controlling Interest (Details) [Line Items]
Ownership interest percentage	91.00%
Non-controlling interest rate	9.00%	8.00%
Lanither Life Sciences Limited [Member]
Non-Controlling Interest (Details) [Line Items]
Non-controlling interest rate	2.07%
Acticule Life Sciences Limited [Member]
Non-Controlling Interest (Details) [Line Items]
Ownership interest percentage	80.00%
Non-controlling interest rate	20.00%	20.00%
Mios Pharmaceuticals Limited [Member]
Non-Controlling Interest (Details) [Line Items]
Ownership interest percentage	97.93%
Non-controlling interest rate		2.07%
Scipio Life Sciences Limited [Member]
Non-Controlling Interest (Details) [Line Items]
Ownership interest percentage	97.93%
Non-controlling interest rate		2.07%
Paths Diagnostics Pte. Limited [Member] | Maximum [Member]
Non-Controlling Interest (Details) [Line Items]
Increase decrease equity interest percentage						100.00%
Paths Diagnostics Pte. Limited [Member] | Minimum [Member]
Non-Controlling Interest (Details) [Line Items]
Increase decrease equity interest percentage						75.00%